SUN LIFE INSURANCE AND ANNUITY COMPANY
OF NEW YORK
80 Broad Street
New York, NY 10004

DIRECTORS AND OFFICERS
                                        [LOGO]PROFESSIONALLY MANAGED COMBINATION
JOHN D. McNEIL, Chairman and Director
                                                        FIXED/VARIABLE ANNUITIES
DONALD A. STEWART, President and
Director
                                                    FOR PERSONAL INVESTMENTS AND
DAVID D. HORN, Director
                                                      QUALIFIED RETIREMENT PLANS
                                ------------------------------------------------
RICHARD B. BAILEY, Director
                                                ANNUAL REPORT, DECEMBER 31, 1997
A. KEITH BRODKIN, Director

M. COLYER CRUM, Director

JOHN G. IRELAND, Director

EDWARD M. LAMONT, Director

JOHN S. LANE, Director

ANGUS A. MacNAUGHTON, Director

FIORAVANTE G. PERROTTA, Director

RALPH F. PETERS, Director

PAMELA T. TIMMINS, Director

MICHAEL A. COHEN, Vice President
  and Regional Manager

MARGARET SEARS MEAD, Assistant Vice
President
  and Secretary

L. BROCK THOMSON, Vice President and
  Treasurer

GENERAL DISTRIBUTOR

                 [LOGO]
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

LEGAL COUNSEL
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston,
Massachusetts 02110

This report is prepared for the general
information
of contract owners. It is authorized
for distribution
to prospective purchasers only if
preceded or
accompanied by an effective prospectus.

                                                                       ISSUED BY
                                                CONY-3-2/98   SUN LIFE INSURANCE
                                                 AND ANNUITY COMPANY OF NEW YORK

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENT OF CONDITION-- December 31, 1997

ASSETS:
   Investment in MFS/Sun Life Series Trust       Shares        Cost         Value
                                               ----------  ------------  ------------
    Capital Appreciation Series ("CAS")......   1,690,865  $ 51,349,789  $ 67,868,674
    Government Securities Series ("GSS").....   1,720,075    21,379,490    22,430,830
    High Yield Series ("HYS")................   1,353,848    11,994,948    13,146,857
    Managed Sectors Series ("MSS")...........     446,837    11,030,212    13,029,464
    Money Market Series ("MMS")..............  12,406,672    12,406,672    12,406,672
    Total Return Series ("TRS")..............   2,090,778    34,857,281    44,569,654
    World Governments Series ("WGS").........     478,903     5,498,072     5,137,026
                                                           ------------  ------------
                                                           $148,516,464  $178,589,177
                                                           ------------
                                                           ------------
LIABILITY:
  Payable to sponsor...................................................        70,619
                                                                         ------------
        Net Assets.....................................................  $178,518,558
                                                                         ------------
                                                                         ------------

                                                               Applicable to Owners of
                                                         Deferred Variable Annuity Contracts  Reserve for
NET ASSETS:                                              -----------------------------------   Variable
COMPASS 2 CONTRACTS:                                       Units    Unit Value     Value       Annuities       Total
                                                         ---------  ----------  ------------  -----------   ------------
    CAS................................................  1,049,111    $ 59.1724 $ 62,072,312   $  241,312   $ 62,313,624
    GSS................................................    897,267      24.1586   21,672,617       94,840     21,767,457
    HYS................................................    421,472      29.0298   12,237,445       43,066     12,280,511
    MSS................................................    270,624      41.5939   11,272,473      --          11,272,473
    MMS................................................    713,552      16.6078   11,843,273       10,976     11,854,249
    TRS................................................  1,345,153      29.1777   39,309,920      609,566     39,919,486
    WGS................................................    256,940      18.1356    4,669,373      --           4,669,373
                                                                                ------------  -----------   ------------
                                                                                $163,077,413   $  999,760   $164,077,173
                                                                                ------------  -----------   ------------

COMPASS 3 CONTRACTS:
    CAS................................................    291,968    $ 19.0541 $  5,562,736   $      109   $  5,562,845
    GSS................................................     55,194      12.0343      663,723      --             663,723
    HYS................................................     60,217      14.3002      861,335      --             861,335
    MSS................................................    100,687      17.4931    1,755,888          227      1,756,115
    MMS................................................     47,433      11.4533      543,064      --             543,064
    TRS................................................    281,915      16.2726    4,586,550          100      4,586,650
    WGS................................................     42,551      11.0071      467,653      --             467,653
                                                                                ------------  -----------   ------------
                                                                                $ 14,440,949   $      436   $ 14,441,385
                                                                                ------------  -----------   ------------
        Net Assets............................................................  $177,518,362   $1,000,196   $178,518,558
                                                                                ------------  -----------   ------------
                                                                                ------------  -----------   ------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENTS OF OPERATIONS-- December 31, 1997

                                                        CAS            GSS            HYS           MSS
                                                    Sub-Account    Sub-Account    Sub-Account   Sub-Account
                                                    ------------   ------------   -----------   ------------
INCOME AND EXPENSES:
  Dividend income and capital gain distributions
    received......................................  $  5,671,221   $ 1,773,033    $  888,949    $  1,371,268
  Mortality and expense risk charges..............       842,418       321,292       169,971         157,979
  Distribution expense charges....................         7,164           992         1,194           2,203
                                                    ------------   ------------   -----------   ------------
      Net investment income.......................  $  4,821,639   $ 1,450,749    $  717,784    $  1,211,086
                                                    ------------   ------------   -----------   ------------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
    transactions:
    Proceeds from sales...........................  $ 14,132,590   $ 9,865,167    $5,608,186    $  4,092,808
    Cost of investments sold......................     9,867,505     9,941,116     5,133,558       3,008,351
                                                    ------------   ------------   -----------   ------------
      Net realized gains (losses).................  $  4,265,085   $   (75,949)   $  474,628    $  1,084,457
                                                    ------------   ------------   -----------   ------------
  Net unrealized appreciation on investments
    End of year...................................  $ 16,518,885   $ 1,051,340    $1,151,909    $  1,999,252
    Beginning of year.............................    13,093,275       670,954       861,574       1,586,190
                                                    ------------   ------------   -----------   ------------
      Change in unrealized appreciation...........  $  3,425,610   $   380,386    $  290,335    $    413,062
                                                    ------------   ------------   -----------   ------------
    Realized and unrealized gains.................  $  7,690,695   $   304,437    $  764,963    $  1,497,519
                                                    ------------   ------------   -----------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS............  $ 12,512,334   $ 1,755,186    $1,482,747    $  2,708,605
                                                    ------------   ------------   -----------   ------------
                                                    ------------   ------------   -----------   ------------

                                                       MMS          TRS          WGS
                                                    Sub-Account  Sub-Account  Sub-Account     Total
                                                    ----------   ----------   ----------   -----------
INCOME AND EXPENSES:
  Dividend income and capital gain distributions
    received......................................  $  675,167   $4,275,683   $ 252,673    $14,907,994
  Mortality and expense risk charges..............     176,350     528,904       74,258      2,271,172
  Distribution expense charges....................       1,117       6,104          775         19,549
                                                    ----------   ----------   ----------   -----------
      Net investment income.......................  $  497,700   $3,740,675   $ 177,640    $12,617,273
                                                    ----------   ----------   ----------   -----------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
    transactions:
    Proceeds from sales...........................  $14,314,584  $8,762,067   $2,194,887   $58,970,289
    Cost of investments sold......................  14,314,584   6,102,334    2,416,005     50,783,453
                                                    ----------   ----------   ----------   -----------
      Net realized gains (losses).................  $   --       $2,659,733   $(221,118 )  $ 8,186,836
                                                    ----------   ----------   ----------   -----------
  Net unrealized appreciation (depreciation) on
    investments
    End of Year...................................  $   --       $9,712,373   $(361,046 )  $30,072,713
    Beginning of Year.............................      --       8,090,640     (245,952 )   24,056,681
                                                    ----------   ----------   ----------   -----------
      Change in unrealized appreciation
        (depreciation)............................  $   --       $1,621,733   $(115,094 )  $ 6,016,032
                                                    ----------   ----------   ----------   -----------
    Realized and unrealized gains (losses)........  $   --       $4,281,466   $(336,212 )  $14,202,868
                                                    ----------   ----------   ----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.......................................  $  497,700   $8,022,141   $(158,572 )  $26,820,141
                                                    ----------   ----------   ----------   -----------
                                                    ----------   ----------   ----------   -----------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

                                                                CAS                               GSS
                                                            Sub-Account                       Sub-Account
                                                   ------------------------------   -------------------------------
                                                      Year Ended December 31,           Year Ended December 31,
                                                   ------------------------------   -------------------------------
                                                        1997            1996             1997             1996
                                                   --------------   -------------   --------------   --------------
OPERATIONS:
  Net investment income..........................   $ 4,821,639      $ 3,981,524      $ 1,450,749     $  1,241,066
  Net realized gains (losses)....................     4,265,085        4,576,791          (75,949)         (27,070)
  Net unrealized gains (losses)..................     3,425,610        2,015,008          380,386       (1,124,217)
                                                   --------------   -------------   --------------   --------------
      Increase in net assets from operations.....   $12,512,334      $10,573,323      $ 1,755,186     $     89,779
                                                   --------------   -------------   --------------   --------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...................   $ 2,627,696      $ 2,717,881      $   593,679     $    894,639
    Net transfers between Sub-Accounts and Fixed
      Account....................................       668,389       (1,800,976)      (1,912,328)         493,206
    Withdrawals, surrenders, annuitizations and
      contract charges...........................    (7,704,458)      (7,564,122)      (4,863,706)      (4,694,596)
                                                   --------------   -------------   --------------   --------------
      Net accumulation activity..................   $(4,408,373)     $(6,647,217)     $(6,182,355)    $ (3,306,751)
                                                   --------------   -------------   --------------   --------------
  Annuitization Activity:
    Annuitizations...............................   $    67,112      $     7,453      $  --           $     10,761
    Annuity payments and contract charges........       (26,334)         (21,172)         (22,850)         (43,569)
    Adjustments to annuity reserve...............        (3,618)             775            3,140            1,408
                                                   --------------   -------------   --------------   --------------
      Net annuitization activity.................   $    37,160      $   (12,944)     $   (19,710)    $    (31,400)
                                                   --------------   -------------   --------------   --------------
  Decrease in net assets from contract owner
    transactions.................................   $(4,371,213)     $(6,660,161)     $(6,202,065)    $ (3,338,151)
                                                   --------------   -------------   --------------   --------------
    Increase (decrease) in net assets............   $ 8,141,121      $ 3,913,162      $(4,446,879)    $ (3,248,372)
NET ASSETS:
  Beginning of year..............................    59,735,348       55,822,186       26,878,059       30,126,431
                                                   --------------   -------------   --------------   --------------
  End of year....................................   $67,876,469      $59,735,348      $22,431,180     $ 26,878,059
                                                   --------------   -------------   --------------   --------------
                                                   --------------   -------------   --------------   --------------

                                                                HYS                               MSS
                                                            Sub-Account                       Sub-Account
                                                   ------------------------------   -------------------------------
                                                      Year Ended December 31,           Year Ended December 31,
                                                   ------------------------------   -------------------------------
                                                        1997            1996             1997             1996
                                                   --------------   -------------   --------------   --------------
OPERATIONS:
  Net investment income..........................   $   717,784      $   942,056      $ 1,211,086     $  1,252,707
  Net realized gains.............................       474,628          281,243        1,084,457          346,321
  Net unrealized gains...........................       290,335          168,726          413,062           27,275
                                                   --------------   -------------   --------------   --------------
      Increase in net assets from operations.....   $ 1,482,747      $ 1,392,025      $ 2,708,605     $  1,626,303
                                                   --------------   -------------   --------------   --------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...................   $   212,184      $   373,887      $   641,130     $    728,572
    Net transfers between Sub-Accounts and Fixed
      Account....................................       199,334         (133,634)          83,029          455,068
    Withdrawals, surrenders, annuitizations and
      contract charges...........................    (2,269,739)      (2,039,017)      (2,113,363)      (1,326,391)
                                                   --------------   -------------   --------------   --------------
      Net accumulation activity..................   $(1,858,221)     $(1,798,764)     $(1,389,204)    $   (142,751)
                                                   --------------   -------------   --------------   --------------
  Annuitization Activity:
    Annuitizations...............................   $   --           $   --           $  --           $   --
    Annuity payments and contract charges........        (5,630)          (6,135)            (164)            (135)
    Adjustments to annuity reserves..............          (427)            (255)         (11,371)          11,582
                                                   --------------   -------------   --------------   --------------
      Net annuitization activity.................   $    (6,057)     $    (6,390)     $   (11,535)    $     11,447
                                                   --------------   -------------   --------------   --------------
  Decrease in net assets from contract owner
    transactions.................................   $(1,864,278)     $(1,805,154)     $(1,400,739     $   (131,304)
                                                   --------------   -------------   --------------   --------------
      Decrease in net assets.....................   $  (381,531)     $  (413,129)     $ 1,307,866        1,494,999
NET ASSETS:
  Beginning of year..............................    13,523,377       13,936,506       11,720,722       10,225,723
                                                   --------------   -------------   --------------   --------------
  End of year....................................   $13,141,846      $13,523,377      $13,028,588     $ 11,720,722
                                                   --------------   -------------   --------------   --------------
                                                   --------------   -------------   --------------   --------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                                                                      MMS                              TRS
                                                                  Sub-Account                      Sub-Account
                                                         ------------------------------   -----------------------------
                                                            Year Ended December 31,          Year Ended December 31,
                                                         ------------------------------   -----------------------------
                                                              1997             1996            1997            1996
                                                         ---------------   ------------   --------------   ------------
OPERATIONS:
  Net investment income................................    $   497,700     $   524,831     $  3,740,675    $  2,404,032
  Net realized gains...................................       --               --             2,659,733       1,937,824
  Net unrealized gains.................................       --               --             1,621,733         489,044
                                                         ---------------   ------------   --------------   ------------
      Increase in net assets from operations...........    $   497,700     $   524,831     $  8,022,141    $  4,830,900
                                                         ---------------   ------------   --------------   ------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.........................    $   361,788     $   506,719     $  1,583,065    $  1,903,724
    Net transfers between Sub-Accounts and Fixed
      Account..........................................        457,557       1,225,167          101,838         (23,251)
    Withdrawals, surrenders, annuitizations and
      contract charges.................................     (4,535,913)     (3,891,615)      (6,305,584)     (5,723,230)
                                                         ---------------   ------------   --------------   ------------
      Net accumulation activity........................    $(3,716,568)    $(2,159,729)    $ (4,620,681)   $ (3,842,757)
                                                         ---------------   ------------   --------------   ------------
  Annuitization Activity:
    Annuitizations.....................................    $  --           $   --          $     56,378    $     19,728
    Annuity payments and contract charges..............         (1,179)         (4,273)         (82,242)        (68,505)
    Adjustments to annuity reserves....................         10,821         (11,568)         (19,810)        (13,885)
                                                         ---------------   ------------   --------------   ------------
      Net annuitization activity.......................    $     9,642     $   (15,841)    $    (45,674)   $    (62,662)
                                                         ---------------   ------------   --------------   ------------
  Decrease in net assets from contract owner
    transactions.......................................    $(3,706,926)    $(2,175,570)    $ (4,666,355)   $ (3,905,419)
                                                         ---------------   ------------   --------------   ------------
    Increase in net assets.............................    $(3,209,226)    $(1,650,739)    $  3,355,786    $    925,481
NET ASSETS:
  Beginning of year....................................     15,606,539      17,257,278       41,150,350      40,224,869
                                                         ---------------   ------------   --------------   ------------
  End of year..........................................    $12,397,313     $15,606,539     $ 44,506,136    $ 41,150,350
                                                         ---------------   ------------   --------------   ------------
                                                         ---------------   ------------   --------------   ------------

                                                                      WGS
                                                                  Sub-Account                         Total
                                                         ------------------------------   -----------------------------
                                                            Year Ended December 31,          Year Ended December 31,
                                                         ------------------------------   -----------------------------
                                                              1997             1996            1997            1996
                                                         ---------------   ------------   --------------   ------------
OPERATIONS:
  Net investment income................................    $   177,640     $   951,977     $ 12,617,273    $ 11,298,193
  Net realized gains (losses)..........................       (221,118)       (130,309)       8,186,836       6,984,800
  Net unrealized gains (losses)........................       (115,094)       (582,106)       6,016,032         993,730
                                                         ---------------   ------------   --------------   ------------
      Increase (decrease) in net assets from
        operations.....................................    $  (158,572)    $   239,562     $ 26,820,141    $ 19,276,723
                                                         ---------------   ------------   --------------   ------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.........................    $   200,405     $   408,414     $  6,219,947    $  7,533,836
    Net transfers between Sub-Accounts and Fixed
      Account..........................................       (327,982)       (463,423)        (730,163)       (247,843)
    Withdrawals, surrenders, annuitizations and
      contract charges.................................     (1,751,969)     (1,295,854)     (29,544,732)    (26,534,825)
                                                         ---------------   ------------   --------------   ------------
      Net accumulation activity........................    $(1,879,546)    $(1,350,863)    $(24,054,948)   $(19,248,832)
                                                         ---------------   ------------   --------------   ------------
  Annuitization Activity:
    Annuitizations.....................................    $  --           $   --          $    123,490    $     37,942
    Annuity payments and contract charges..............       --               --              (138,399)       (143,789)
    Adjustments to annuity reserves....................       --               --               (21,265)        (11,943)
                                                         ---------------   ------------   --------------   ------------
      Net annuitization activity                           $  --           $   --          $    (36,174)   $   (117,790)
                                                         ---------------   ------------   --------------   ------------
  Decrease in net assets from contract owner
    transactions.......................................    $(1,879,546)    $(1,350,863)    $(24,091,122)   $(19,366,622)
                                                         ---------------   ------------   --------------   ------------
    Increase (decrease) in net assets..................    $(2,038,118)    $(1,111,301)    $  2,729,019    $    (89,899)
NET ASSETS:
  Beginning of year....................................      7,175,144       8,286,445      175,789,539     175,879,438
                                                         ---------------   ------------   --------------   ------------
  End of year..........................................    $ 5,137,026     $ 7,175,144     $178,518,558    $175,789,539
                                                         ---------------   ------------   --------------   ------------
                                                         ---------------   ------------   --------------   ------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life (N.Y.) Variable Account B (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York, the Sponsor (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on December 3, 1984 as a funding vehicle for individual variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust") as selected by contract owners. The Series Trust is an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company, an affiliate of Sun Life Assurance Company of Canada (U.S.), is investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an

SUN LIFE (N.Y.) VARIABLE ACCOUNT B
effective annual rate of 1.3% of the assets of the Variable Account attributable to Compass 2 contracts and 1.25% of the assets of the Variable Account attributable to Compass 3 contracts.

Each year on the contract anniversary, a contract maintenance charge of $30 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date the charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges (including the distribution expense charge described below applicable to Compass 3 contracts) exceed 5% of the purchase payments made under a Compass 2 contract or 9% of the purchase payments made under a Compass 3 contract.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the Compass 3 contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven contract years (during both the accumulation period and, if applicable, after annuity payments begin) at an effective annual rate of 0.15% of the assets of the Variable Account attributable to such contracts. No deduction is made after the seventh contract anniversary. No such deduction is made with respect to assets attributable to Compass 2 contracts.

(4) ANNUITY RESERVES

Annuity reserves for contracts with annuity commencement dates prior to February 1, 1987 have been calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after February 1, 1987 are calculated using the 1983 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

(5) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS

                                             CAS                       GSS                     HYS
                                         Sub-Account               Sub-Account             Sub-Account
                                   -----------------------   -----------------------   -------------------
                                         Year Ended                Year Ended              Year Ended
                                        December 31,              December 31,            December 31,
                                   -----------------------   -----------------------   -------------------
COMPASS 2 CONTRACTS                   1997         1996         1997         1996        1997       1996
---------------------------------  ----------   ----------   ----------   ----------   --------   --------
Units Outstanding Beginning of
 Year                               1,149,253    1,311,905    1,160,869    1,317,288    489,793    570,116
    Units purchased                    25,636       34,513       22,468       29,010      3,272      5,193
    Units transferred between
      Sub-Accounts and Fixed
      Account                           7,308      (32,094)     (79,806)      25,659      6,890     (6,162)
    Units withdrawn, surrendered,
      and annuitized                 (133,086)    (165,071)    (206,264)    (211,088)   (78,483)   (79,354)
                                   ----------   ----------   ----------   ----------   --------   --------
Units Outstanding End of Year       1,049,111    1,149,253      897,267    1,160,869    421,472    489,793
                                   ----------   ----------   ----------   ----------   --------   --------
                                   ----------   ----------   ----------   ----------   --------   --------

                                             MSS
                                         Sub-Account
                                   -----------------------
                                         Year Ended
                                        December 31,
                                   -----------------------
COMPASS 2 CONTRACTS                   1997         1996
---------------------------------  ----------   ----------
Units Outstanding Beginning of
 Year                                 314,243      331,221
    Units purchased                     8,716       11,544
    Units transferred between
      Sub-Accounts and Fixed
      Account                          (1,885)      12,613
    Units withdrawn, surrendered,
      and annuitized                  (50,450)     (41,135)
                                   ----------   ----------
Units Outstanding End of Year         270,624      314,243
                                   ----------   ----------
                                   ----------   ----------

                                           MMS                     TRS                   WGS
                                       Sub-Account             Sub-Account           Sub-Account
                                  ----------------------  ----------------------  ------------------
                                        Year Ended              Year Ended            Year Ended
                                       December 31,            December 31,          December 31,
                                  ----------------------  ----------------------  ------------------
                                     1997        1996        1997        1996       1997      1996
                                  ----------  ----------  ----------  ----------  --------  --------
Units Outstanding Beginning of
 Year                                917,551   1,084,910   1,532,369   1,740,564   358,117   433,736
    Units purchased                   14,540      20,814      34,725      40,026     6,591    10,747
    Units transferred between
      Sub-Accounts and Fixed
      Account                         50,095      58,322         146      (6,258)  (15,604)  (20,115)
    Units withdrawn, surrendered,
      and annuitized                (268,634)   (246,495)   (222,087)   (241,963)  (92,164)  (66,251)
                                  ----------  ----------  ----------  ----------  --------  --------
Units Outstanding End of Year        713,552     917,551   1,345,153   1,532,369   256,940   358,117
                                  ----------  ----------  ----------  ----------  --------  --------
                                  ----------  ----------  ----------  ----------  --------  --------

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                                             CAS                       GSS                     HYS
                                         Sub-Account               Sub-Account             Sub-Account
                                   -----------------------   -----------------------   -------------------
                                         Year Ended                Year Ended              Year Ended
                                        December 31,              December 31,            December 31,
                                   -----------------------   -----------------------   -------------------
COMPASS 3 CONTRACTS                   1997         1996         1997         1996        1997       1996
---------------------------------  ----------   ----------   ----------   ----------   --------   --------
Units Outstanding Beginning of
 Year                                 231,231      184,876       58,052       39,286     58,945     43,963
    Units purchased                    72,122       82,988        6,833       23,535      9,036     20,780
    Units transferred between
      Sub-Accounts and Fixed
      Account                           6,347      (23,851)        (373)      (1,004)       291      1,055
    Units withdrawn, surrendered,
      and annuitized                  (17,732)     (12,782)      (9,318)      (3,765)    (8,055)    (6,853)
                                   ----------   ----------   ----------   ----------   --------   --------
Units Outstanding End of Year         291,968      231,231       55,194       58,052     60,217     58,945
                                   ----------   ----------   ----------   ----------   --------   --------
                                   ----------   ----------   ----------   ----------   --------   --------

                                             MSS
                                         Sub-Account
                                   -----------------------
                                         Year Ended
                                        December 31,
                                   -----------------------
COMPASS 3 CONTRACTS                   1997         1996
---------------------------------  ----------   ----------
Units Outstanding Beginning of
 Year                                  82,578       53,846
    Units purchased                    18,777       29,174
    Units transferred between
      Sub-Accounts and Fixed
      Account                          10,378        4,546
    Units withdrawn, surrendered,
      and annuitized                  (11,046)      (4,988)
                                   ----------   ----------
Units Outstanding End of Year         100,687       82,578
                                   ----------   ----------
                                   ----------   ----------

                                           MMS                     TRS                   WGS
                                       Sub-Account             Sub-Account           Sub-Account
                                  ----------------------  ----------------------  ------------------
                                        Year Ended              Year Ended            Year Ended
                                       December 31,            December 31,          December 31,
                                  ----------------------  ----------------------  ------------------
                                     1997        1996        1997        1996       1997      1996
                                  ----------  ----------  ----------  ----------  --------  --------
Units Outstanding Beginning of
 Year                                 83,267      44,348     255,284     185,716    47,922    46,895
    Units purchased                   11,190      16,424      44,905      80,349     7,395    20,202
    Units transferred between
      Sub-Accounts and Fixed
      Account                        (32,545)     25,043       4,923      10,544    (4,116)   (9,737)
    Units withdrawn, surrendered,
      and annuitized                 (14,479)     (2,548)    (23,197)    (21,325)   (8,650)   (9,438)
                                  ----------  ----------  ----------  ----------  --------  --------
Units Outstanding End of Year         47,433      83,267     281,915     255,284    42,551    47,922
                                  ----------  ----------  ----------  ----------  --------  --------
                                  ----------  ----------  ----------  ----------  --------  --------

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life (N.Y.) Variable Account B and the Board of Directors of Sun Life Insurance and Annuity Company of New
York:

We have audited the accompanying statement of condition of Sun Life (N.Y.) Variable Account B (the "Variable Account") as of December 31, 1997, the related statements of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1997 and 1996. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of December 31, 1997, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 6, 1998